Bank Owned Life Insurance - Schedule of Changes in Cash Surrender Value of BOLI (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Insurance [Abstract]
Balance at beginning of period	$ 116,075	$ 0	$ 75,257	$ 0	$ 0
Additions from premium payments	0	0	40,000	0	75,000
Net gain in cash surrender value	1,038	0	1,856	0	257
Balance at end of period	$ 117,113	$ 0	$ 117,113	$ 0	$ 75,257